LEASE (Details Narrative) - 12 months ended Dec. 31, 2025	USD ($)	CNY (¥)
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent	$ 8,522	¥ 59,590